Restatement of prior year comparatives, Impact on consolidated statement of financial position (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Non-current assets [Abstract]
Goodwill		$ 19,131	$ 19,131	[1]
Intangible assets		305,369	342,327	[1]
Property, plant and equipment		7,574	3,036	[1]
Other non-current assets		1,542	1,873	[1]
Total non-current assets		333,616	366,367	[1]
Current assets [Abstract]
Trade and other receivables		43,185	35,500	[1]
Inventories		40,992	58,000	[1]
Cash and cash equivalents, including restricted cash		118,798	67,229	[1]	$ 11,226	[1]	$ 24,411
Total current assets		202,975	160,729	[1]
Total assets		536,591	527,096	[1]
Equity attributable to owners of the parent [Abstract]
Share capital		13,851	11,918	[1]
Share premium		51,408	2,422	[1]
Other reserves		236,488	248,630	[1]
Accumulated deficit		(235,605)	(131,137)	[1]
Total equity		66,142	131,833	[1]	$ (3,697)		$ 26,046
Non-current liabilities [Abstract]
Contingent consideration and contingent value rights		148,323	102,461	[1]
Deferred tax liability		6,612	7,147	[1]
Long term loan		87,302	81,610	[1]
Convertible notes		101,086	96,856	[1]
Provisions and other liabilities		25,951	4,963	[1]
Total non-current liabilities		369,274	293,037	[1]
Current liabilities [Abstract]
Trade and other payables		90,236	78,351	[1]
Provisions and other liabilities		10,939	23,875	[1]
Total current liabilities		101,175	102,226	[1]
Total liabilities		470,449	395,263	[1]
Total equity and liabilities		$ 536,591	527,096	[1]
As Previously Reported [member]
Non-current assets [Abstract]
Goodwill			30,813
Intangible assets			350,953
Property, plant and equipment			3,036
Other non-current assets			2,306
Total non-current assets			387,108
Current assets [Abstract]
Trade and other receivables			36,387
Inventories			43,623
Cash and cash equivalents, including restricted cash			67,229
Total current assets			147,239
Total assets			534,347
Equity attributable to owners of the parent [Abstract]
Share capital			11,918
Share premium			2,422
Other reserves			248,656
Accumulated deficit			(133,674)
Total equity			129,322
Non-current liabilities [Abstract]
Contingent consideration and contingent value rights			102,461
Deferred tax liability			18,921
Long term loan			81,610
Convertible notes			96,856
Provisions and other liabilities			4,963
Total non-current liabilities			304,811
Current liabilities [Abstract]
Trade and other payables			76,596
Provisions and other liabilities			23,618
Total current liabilities			100,214
Total liabilities			405,025
Total equity and liabilities			534,347
Adjustments [Member]
Non-current assets [Abstract]
Goodwill	[2]		(11,682)
Intangible assets	[3]		(8,626)
Property, plant and equipment			0
Other non-current assets	[4]		(433)
Total non-current assets			(20,741)
Current assets [Abstract]
Trade and other receivables	[4]		(887)
Inventories	[5]		14,377
Cash and cash equivalents, including restricted cash			0
Total current assets			13,490
Total assets			(7,251)
Equity attributable to owners of the parent [Abstract]
Share capital			0
Share premium			0
Other reserves			(26)
Accumulated deficit			2,537
Total equity			2,511
Non-current liabilities [Abstract]
Contingent consideration and contingent value rights			0
Deferred tax liability	[6]		(11,774)
Long term loan			0
Convertible notes			0
Provisions and other liabilities			0
Total non-current liabilities			(11,774)
Current liabilities [Abstract]
Trade and other payables	[4]		1,755
Provisions and other liabilities	[4]		257
Total current liabilities			2,012
Total liabilities			(9,762)
Total equity and liabilities			$ (7,251)

[1]	see Note 27
[2]	The adjustments to goodwill are a consequence of the fair value adjustments described in more detail below, which primarily relate to the measurement of intangible assets, valuation of inventory and associated deferred tax liabilities.
[3]	The fair value of intangible assets acquired, consisting of developed technology for metreleptin and lomitapide, was adjusted as a consequence of the detailed review and update to the expected future usage of inventory, the valuation of which was a factor in determining the fair value of acquired developed technology. See more detail on the update to the inventory valuation below.
[4]	Accruals, provisions, and prepayments as at the acquisition date were reviewed during the twelve months following the acquisition and the fair values as at the acquisition date were updated based on the results of a review of the conditions that existed at this date.
[5]	Fair value of inventory recognized at the date of acquisition was updated to reflect the results of detailed reviews of both raw material and finished good acquired. This involved a review the expected timing of transition from usage of acquired finished goods to usage of new inventory, including the review of expected timing of manufacture runs and the review of expected inventory usage. Additionally, a review was conducted on the demand and production that would be saleable in the future. The review resulted in a change in the assumptions and estimates regarding the usage of acquired inventory, leading to an increase in the estimated usage of acquired inventory and consequently resulting in an increase in the fair value of acquired inventory.
[6]	Deferred tax was updated to reflect the above changes to the fair value of the inventory and of intangible assets. In addition, deferred tax was updated to reflect the results of a review of the historic tax basis of U.S. intangible assets included in the Aegerion acquisition. This review identified that the tax basis of the asset in question was understated at the time of the acquisition. The closing deferred tax liability as of December 31, 2019 was adjusted for the correct tax basis.